Property, Plant and Equipment (Detail) - BRL (R$) R$ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 121,421,223	R$ 116,854,804		R$ 112,341,953
Additions		3,899,370	5,381,131		4,607,048
Write-offs		(548,983)	(814,712)		(174,272)
Other					80,075
Ending balance		124,771,610	121,421,223		116,854,804
Beginning Balance		(94,337,769)	(90,774,972)		(86,524,133)
Depreciation expenses		(3,208,078)	(4,165,721)		(4,346,752)
Write-offs		375,487	602,922		127,389
Transfers			2
Other					(31,475)
Ending balance		(97,170,360)	(94,337,769)		(90,774,972)
Net balance		27,601,250	27,083,454		26,079,832		R$ 25,817,820
Work in Progress
Property, Plant and Equipment [Line Items]
Beginning Balance		3,434,113	2,413,770		1,656,581
Additions		3,287,818	4,661,570		4,071,230
Write-offs		(34,762)	(93,922)		(27,492)
Other					4,841
Transfers		(3,620,192)	(3,547,305)		(3,291,390)
Ending balance		3,066,977	3,434,113		2,413,770
Net balance		3,066,977	3,434,113		2,413,770		1,656,581
Automatic switching equipment
Property, Plant and Equipment [Line Items]
Beginning Balance		20,007,287	19,974,446		19,887,701
Additions		487	2,060		82
Write-offs		(843)	(2,235)		(528)
Other					261
Transfers		51,523	33,016		86,930
Ending balance		20,058,454	20,007,287		19,974,446
Beginning Balance		(18,604,545)	(18,267,700)		(17,886,743)
Depreciation expenses		(227,854)	(338,003)		(380,959)
Write-offs		847	1,158		520
Transfers					(410)
Other					(108)
Ending balance		(18,831,552)	(18,604,545)		(18,267,700)
Net balance		R$ 1,226,902	R$ 1,402,742		1,706,746		2,000,958
Annual depreciation rate (average)		12.00%	11.00%
Transmission and other equipment
Property, Plant and Equipment [Line Items]
Beginning Balance	[1]	R$ 58,951,421	R$ 56,720,433		54,387,097
Additions		287,611	375,050	[1]	382,529	[1]
Write-offs		(39,525)	(19,656)	[1]	(7,904)	[1]
Other	[1]				300
Transfers		1,894,096	1,875,594	[1]	1,958,411	[1]
Ending balance		61,093,603	58,951,421	[1]	56,720,433	[1]
Beginning Balance	[1]	(45,482,214)	(43,324,619)		(40,922,163)
Depreciation expenses		(1,681,253)	(2,175,732)	[1]	(2,400,603)	[1]
Write-offs		38,800	18,610	[1]	7,013	[1]
Transfers		(186)	(473)	[1]	(8,702)	[1]
Other	[1]				(163)
Ending balance		(47,124,853)	(45,482,214)	[1]	(43,324,619)	[1]
Net balance		R$ 13,968,750	R$ 13,469,207		13,395,814	[1]	13,464,934	[1]
Annual depreciation rate (average)		13.00%	10.00%	[1]
Infrastructure
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 28,340,802	R$ 27,568,591		26,453,239
Additions		286,404	268,931		99,796
Write-offs		(467,443)	(666,885)		(131,314)
Other					1,045
Transfers		1,504,807	1,170,165		1,145,825
Ending balance		29,664,570	28,340,802		27,568,591
Beginning Balance		(22,265,626)	(21,665,423)		(20,598,165)
Depreciation expenses		(921,627)	(1,158,457)		(1,184,822)
Write-offs		334,800	558,879		114,224
Transfers		(270)	(625)		3,844
Other					(504)
Ending balance		(22,852,723)	(22,265,626)		(21,665,423)
Net balance		R$ 6,811,847	R$ 6,075,176		5,903,168		5,855,074
Annual depreciation rate (average)		10.00%	8.00%
Building and Building Improvements
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 4,470,284	R$ 4,311,533		4,287,337
Additions		4,785	17,906		19,058
Write-offs		(3,736)	(821)		(1,168)
Other					1,438
Transfers		(11,396)	141,666		4,868
Ending balance		4,459,937	4,470,284		4,311,533
Beginning Balance		(2,728,656)	(2,547,638)		(2,431,267)
Depreciation expenses		(72,672)	(96,940)		(116,566)
Write-offs		614	817		910
Transfers		33,447	(84,895)		(89)
Other					(626)
Ending balance		(2,767,267)	(2,728,656)		(2,547,638)
Net balance		R$ 1,692,670	R$ 1,741,628		1,763,895		1,856,070
Annual depreciation rate (average)		8.00%	8.00%
Other Asset
Property, Plant and Equipment [Line Items]
Beginning Balance		R$ 6,217,316	R$ 5,866,031		5,669,999
Additions		32,265	55,614		34,353
Write-offs		(2,674)	(31,193)		(5,866)
Other					72,190
Transfers		181,162	326,864		95,356
Ending balance		6,428,069	6,217,316		5,866,031
Beginning Balance		(5,256,728)	(4,969,592)		(4,685,795)
Depreciation expenses		(304,672)	(396,589)		(263,802)
Write-offs		426	23,458		4,722
Transfers		(32,991)	85,995		5,357
Other					(30,074)
Ending balance		(5,593,965)	(5,256,728)		(4,969,592)
Net balance		R$ 834,104	R$ 960,588		R$ 896,439		R$ 984,203
Annual depreciation rate (average)		14.00%	12.00%

[1]	Transmission and other equipment includes transmission and data communication equipment.